Restricted Net Assets and Parent Company Only Condensed Financial Information	12 Months Ended
Jun. 30, 2023
Restricted Net Assets and Parent Company Only Condensed Financial Information [Abstract]
Restricted net assets and parent company only condensed financial information
21.	Restricted net assets and parent company only condensed financial information

The Group’s ability to pay dividends is primarily dependent on the Group receiving distributions of funds from its subsidiaries. Relevant PRC statutory laws and regulations permit payments of dividends by the Group’s subsidiaries and the consolidated VIE incorporated in the PRC only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. The results of operations reflected in the financial statements prepared in accordance with U.S. GAAP differ from those reflected in the statutory financial statements of the Group’s subsidiaries.

In accordance with the PRC laws and regulations, statutory reserve funds shall be made and can only be used for specific purposes and are not distributable as cash dividends. As a result of these PRC laws and regulations that require annual appropriations of 10% of net after-tax profits to be set aside prior to payment of dividends as general reserve fund or statutory surplus fund, the Group’s PRC subsidiaries and the consolidated VIE are restricted in their ability to transfer a portion of their net assets to the Company. The restricted portion was RMB74,022 as of June 30, 2023.

The Company performed a test on the restricted net assets of its subsidiaries and the consolidated VIE (the “restricted net assets”) in accordance with Securities and Exchange Commission Regulation S-X Rule 4-08 (e) (3), “General Notes to Financial Statements” and concluded that it was applicable for the Company to disclose the condensed financial information for the parent company for the years ended June 30, 2022 and 2023. The Company concluded that it was not applicable for the Company to disclose the condensed financial information for the parent company for the year ended June 30, 2021, because (i) the Company had not been incorporated as of June 30, 2021 and (ii) the reorganization of the Group has not been completed including the Cayman Islands holding company not yet being the parent company of the subsidiaries and the consolidated VIE in the PRC as of June 30, 2021.

For the purpose of presenting parent only financial information, the Company records its investments in its subsidiaries under the equity method of accounting. Such investments are presented on the separate condensed balance sheets of the Company as “Investment/(Deficit) in subsidiaries” and the income/(loss) of the subsidiaries is presented as “share of income/(loss) of subsidiaries”. The Company’s net financial interests in the consolidated VIE are presented on the separate condensed balance sheets of the Company as “Net assets/(liabilities) of the VIE, and the income/(loss) of the VIEs is presented as “Income/(Loss) from the VIE”. The condensed statement of operations and comprehensive loss also include share-based compensation expenses pushed down to the Company from the Predecessors for the year ended June 30, 2022. The subsidiaries did not pay any dividend to the Company for the years presented. Certain information and footnote disclosures generally included in financial statements prepared in accordance with U.S. GAAP have been condensed and omitted. The footnote disclosures contain supplemental information relating to the operations of the Company, as such, these statements are not the general-purpose financial statements of the reporting entity and should be read in conjunction with the notes to the consolidated financial statements of the Company. The Company did not have significant capital and other commitments or guarantees as of June 30, 2023.

Condensed balance sheets

	As of June 30,
	2022	2023	2023
	RMB	RMB	US$

ASSETS
Current assets:
Cash and cash equivalents	18	23,469	3,237
Short-term investments	-	116,090	16,010
Amounts due from intra-Group companies	-	121,685	16,781
Prepayments and other current assets	-	4,798	661
Total current assets	18	266,042	36,689
Investment in subsidiaries	81,979	183,216	25,267
Total non-current assets	81,979	183,216	25,267
TOTAL ASSETS	81,997	449,258	61,956
Accrued expenses and other current liabilities	630	250	34
Total current liabilities	630	250	34
Net liabilities of the VIE	206,553	225,310	31,072
Total non-current liabilities	206,553	225,310	31,072
TOTAL LIABILITIES	207,183	225,560	31,106
MEZZANINE EQUITY	664,160	-	-
SHAREHOLDERS’ (DEFICIT)/EQUITY
Class A ordinary shares	3	78	11
Class B ordinary shares	29	34	5
Additional paid-in capital	69,934	1,171,092	161,501
Accumulated other comprehensive income	1,839	22,182	3,059
Accumulative deficit	(861,151)	(969,688)	(133,726)
TOTAL SHAREHOLDERS’ (DEFICIT)/EQUITY	(789,346)	223,698	30,850
TOTAL LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS’ (DEFICIT)/EQUITY	81,997	449,258	61,956

Condensed statements of operations and comprehensive loss

	For the years ended June 30,
	2022	2023	2023
	RMB	RMB	US$

Revenues	-	-	-
Cost of revenues	(27,583)	(26,486)	(3,653)
Gross Profit	(27,583)	(26,486)	(3,653)
Operating expenses:
Sales and marketing expenses	(86,682)	(52,182)	(7,196)
Research and development expenses	(120,558)	(49,047)	(6,764)
General and administrative expenses	(57,287)	(72,164)	(9,952)
Total operating expenses	(264,527)	(173,393)	(23,912)
Loss from operations	(292,110)	(199,879)	(27,565)
Other (loss)/income:
Interest income	-	74	10
Others, net	-	680	95
Share of (loss)/income from subsidiaries	(4,028)	105,565	14,558
Income/(loss) from the VIE	62,712	(14,977)	(2,065)
Loss before income tax	(233,426)	(108,537)	(14,967)
Income tax expense	-	-	-
Net loss	(233,426)	(108,537)	(14,967)
Allocation of accretion of Predecessors’ preferred shares	(22,655)	-	-
Allocation of deemed dividends due to extinguishment of Predecessors’ preferred shares	-	-	-
Accretion of the Company’s preferred shares	(2,987)	(22,379)	(3,086)
Net loss attributable to ordinary shareholders of QuantaSing Group Limited	(259,068)	(130,916)	(18,053)

Net loss	(233,426)	(108,537)	(14,967)
Other comprehensive income
Foreign currency translation adjustments, net of nil tax	1,839	20,343	2,805
Total other comprehensive income	1,839	20,343	2,805
Total comprehensive loss	(231,587)	(88,194)	(12,162)

Condensed statements of cash flows

	For the years ended June 30,
	2022	2023	2023
	RMB	RMB	US$

Net cash used in operating activities	(49)	(13,082)	(1,804)

Cash flows from investing activities:
Loan provided to subsidiaries	(127,165)	(215,277)	(29,688)
Loan repaid by subsidiaries	80,049	100,937	13,920
Purchase of short-term investments	-	(145,652)	(20,086)
Proceeds from short-term investments	-	36,300	5,006
Net cash used in investing activities	(47,116)	(223,692)	(30,848)

Cash flows from financing activities:
Contribution from Predecessors	76,178	-	-
Proceeds from loans from Predecessors	50,986	-	-
Repayment of loans to Predecessors	(79,981)	-	-
Proceeds from issuance of Class A ordinary shares upon the completion of IPO (net of issuance costs paid)	-	256,764	35,410
Net cash provided by financing activities	47,183	256,764	35,410
Effect of exchange rate changes on cash and cash equivalents	-	3,461	477
Net increase in cash and cash equivalents and restricted cash	18	23,451	3,235
Cash and cash equivalents at beginning of the year	-	18	2
Cash and cash equivalents at end of the year	18	23,469	3,237